Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2013	Sep. 23, 2013	Jun. 30, 2012
Document and Entity Information
Entity Registrant Name	Lone Star Gold, Inc.
Document Type	S-1
Document Period End Date	Jun 30, 2013
Amendment Flag	true
Entity Central Index Key	0001464865
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding		26,100,000
Entity Public Float			$ 9,917,982
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Amendment Description	TRUE

Consolidated Balance Sheets (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash	$ 0	$ 0	$ 215,737
Prepaid expenses	4,179	152	2,238
Total current assets	4,179	152	217,975
Property and equipment, net	33,673	38,353	46,325
Mining assets	179,300	179,300	25,000
Total assets	217,152	217,805	289,300
Current liabilities:
Accounts payable	86,347	90,372	21,767
Accrued liabilities	35,541	110,216	13,698
Note payable, net	9,000	50,000	0
Derivative liability	120,503	30,555	0
Due to related party	38,910	38,910	38,910
Total current liabilities	290,301	320,053	74,375
Total liabilities	290,301	320,053	74,375
Commitments
Shareholders deficit:
Common stock, 150,000,000 shares authorized, $0.001 par value; 100,804,663 and 89,994,663 shares issued and outstanding as of June 30, 2013, December 31, 2012 and 2011 respectively.	100,805	89,995	116,791
Additional paid-in capital	4,387,370	3,497,642	1,812,532
Deficit accumulated during the exploration stage	(4,542,053)	(3,671,447)	(1,697,717)
Total Lone Star Gold, Inc. Shareholders' deficit	(53,878)	(83,810)	231,606
Noncontrolling interest in subsidiary	(19,271)	18,438	(16,681)
Total Shareholders' deficit	(73,149)	102,248	214,925
Total Liabilities and shareholders' deficit	$ 217,152	$ 217,805	$ 289,300

CONSOLIDATED BALANCE SHEET PARENTHETICALS (USD $)	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Parentheticals
Common Stock, par value	$ 0.001	$ 0.001	$ 0.001
Common Stock, shares authorized	15,000,000	15,000,000	15,000,000
Common Stock, shares issued	100,804,663	89,994,663	116,791,068
Common Stock, shares outstanding	100,804,663	89,994,663	116,791,068

Consolidated Statements of Operations (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		61 Months Ended	67 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Revenues:
Revenue	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Expenses
General and administrative	100,768	63,852	205,986	215,916	350,447	486,741	971,693	1,177,679
Exploration costs	0	108,500	24,500	465,196	495,195	530,925	1,048,393	1,072,893
Management fees	303,699	279,999	583,698	559,998	1,119,996	543,974	1,676,450	2,260,148
Total Operating Expenses	(404,467)	(452,351)	(814,184)	(1,241,110)	(1,965,638)	(1,561,640)	(3,696,536)	(4,510,720)
Loss from operations	(404,467)	(452,351)	(814,184)	(1,241,110)	(1,965,638)	(1,561,640)	(3,696,536)	(4,510,720)
Other income (expense)
Interest (expense)	32,869	(22)	32,693	(22)	(274)	0	(274)	32,419
Interest income	0	0	0	0	0	8,647	9,839	9,839
Change in derivative liability	(89,948)	0	(89,948)	0	(9,575)	0	(9,575)	(99,523)
Gain on settlement of note receivable	0	0	0	0	0	5,161	5,161	5,161
Total other income (expense)	(57,079)	(22)	(57,255)	(22)	(9,849)	13,808	5,151	(52,104)
Loss before income taxes	(461,546)	(452,373)	(871,439)	(1,241,132)	(1,975,487)	(1,547,832)	(3,691,385)	(4,562,824)
Provision for income tax	0	0	0	0	0	0	0	0
Net Loss for the period	(461,546)	(452,373)	(871,439)	(1,241,132)	(1,975,487)	(1,547,832)	(3,691,385)	(4,562,824)
Net loss attributable to noncontrolling interest	417	416	833	1,341	1,757	18,181	19,938	20,771
Net loss attributable to Lone Star Gold, Inc.	$ (461,129)	$ (451,957)	$ (870,606)	$ (1,239,791)	$ (1,973,730)	$ (1,529,651)	$ (3,671,447)	$ (4,542,053)
Net Loss Per Share - Basic and Diluted	$ 0	$ 0.01	$ 0.01	$ 0.01	$ (0.02)	$ (0.01)
Weighted Average Common Shares Outstanding	100,661,866	88,143,266	97,612,729	89,935,436	89,799,438	118,686,221

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $)	6 Months Ended		12 Months Ended		61 Months Ended	67 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Jun. 30, 2013
Operating Activities:
Net loss	$ (871,439)	$ (1,241,132)	$ (1,975,487)	$ (1,547,832)	$ (3,691,385)	$ (4,562,824)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	4,680	4,680	7,972	2,852	10,824	15,504
Stock based compensation expense	499,998	499,998	999,996	599,974	1,599,970	2,099,968
Shares issued for exploration expenses	0	0	0	429,250	429,250	429,250
Amortization of debt discount	(41,000)	0	0	0	0	(41,000)
Change in derivative liability	89,948	0	9,575	0	9,575	99,523
Gain on redemption of common stock	0	0	0	(5,161)	(5,161)	(5,161)
Changes in operating assets and liabilities:
Prepaid expenses	(4,027)	2,087	2,086	(2,238)	(152)	(4,179)
Interest receivable	0	0	0	(8,647)	(9,839)	(9,839)
Accounts payable and accrued liabilities	(78,160)	3,065	165,123	6,739	200,588	122,428
Net Cash Used In Operating Activities	(400,000)	(731,302)	(790,735)	(525,063)	(1,456,330)	(1,856,330)
Investing Activities:
Note receivable extended to Related Party	0	0	0	(295,000)	(585,000)	(585,000)
Purchases of property and equipment	0	0	0	(49,177)	(49,177)	(49,177)
Purchases of mining assets	0	(75,000)	(75,000)	(25,000)	(100,000)	(100,000)
Net Cash Used in Investing Activities	0	(75,000)	(75,000)	(369,177)	(734,177)	(734,177)
Financing Activities:
Proceeds from advances - related party	0	0	0	0	56,484	56,484
Proceeds from sale of common stock	375,000	550,000	600,000	1,100,000	2,084,025	2,459,025
Proceeds from issuance of notes payable	50,000	50,000	50,000	0	50,000	100,000
Repayments of notes payable	(25,000)	0	0	0	0	(25,000)
Redemption of shares	0	(2)	(2)	0	(2)	(2)
Net Cash Provided By Financing Activities	400,000	599,998	649,998	1,100,000	2,190,507	2,590,507
Net change in cash	0	(206,304)	(215,737)	205,760	0	0
Cash - Beginning of Period	0	215,737	215,737	9,977	0	0
Cash - End of Period	0	9,433	0	215,737	0	0
Supplemental Disclosures
Interest paid	0	0	0	0	0	0
Income taxes paid	0	0	0	0	0	0
Non Cash transactions:
Exchange of notes receivable for redemption of common stock	0	0	0	600,000	600,000	600,000
Shares issued for mining assets	0	79,300	79,300	0	79,300	79,300
Forgiveness of advances - related party	0	0	0	0	17,574	17,574
Derivative liability of price protection feature	0	0	20,980	0	20,980	20,980
Issuance of non-controlling interest for subscription receivable	0	0	0	1,500	1,500	1,500
Repayment of note payable and accrued interest by a shareholder	$ 25,540	$ 0	$ 0	$ 0	$ 0	$ 25,540

Consolidated Statements of Shareholders' Equity (Deficit) (USD $)	Common Stock shares	Common stock amount	Additional paid in capital	Deficit Accumulated during the exploration stage	Non controlling interests	Total Stockholders' Equity
Balance at Nov. 26, 2007	0	0	0	0	0	0
Net loss for the period	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Balance at Dec. 31, 2007	0	0	0	0	0	0
Common shares issued for cash in private placement at $0.001 per share on January 19, 2008	60,000,000	60,000	(57,000)	0	0	3,000
Common shares issued for cash in private placement at $0.015 per share on April 28, 2008	32,699,920	32,700	(8,175)	0	0	24,525
Common shares issued for cash in private placement at $0.05 per share on December 24, 2008	22,600,000	22,600	33,900	0	0	56,500
Net loss for the year - (Restated)		0	0	(13,983)	0	(13,983)
Balance at Dec. 31, 2008	115,299,920	115,300	(31,275)	(13,983)	0	70,042
Net loss for the year		0	0	(93,034)	0	(93,034)
Balance at Dec. 31, 2009	115,299,920	115,300	(31,275)	(107,017)	0	(22,992)
Sale of common stock for cash and warrants	6,000,000	6,000	294,000	0	0	300,000
Forgiveness of advances - related party		0	17,574	0	0	17,574
Net loss for the year		0	0	(61,049)	0	(61,049)
Balance at Dec. 31, 2010	121,299,920	121,300	280,299	(168,066)	0	233,533
Sale of common stock for cash and warrants	6,916,148	6,916	1,093,084	0	0	1,100,000
Redemption of shares.	(12,000,000)	(12,000)	(588,000)	0	0	(600,000)
Services received in connection with formation of subsidiary		0	0	0	1,500	1,500
Shares issued for exploration costs	425,000	425	428,825	0	0	429,250
Stock based compensation	150,000	150	598,324	0	0	598,474
Net loss for the period		0	0	(1,529,651)	(18,181)	(1,547,832)
Balance at Dec. 31, 2011	116,791,068	116,791	1,812,532	(1,697,717)	(16,681)	214,925
Issuance of common stock for cash	1,903,595	1,904	598,096	0	0	600,000
Stock based compensation	1,000,000	1,000	998,996	0	0	999,996
Shares issued for exploration costs.	300,000	300	79,000	0	0	79,300
Derivative liability of price protection feature.		0	(20,980)	0	0	(20,980)
Cancellation of shares	(30,000,000)	(30,000)	29,998	0	0	(2)
Net loss for the period		$ 0	$ 0	$ (1,973,730)	$ (1,757)	$ (1,975,487)
Balance at Dec. 31, 2012	89,994,663	89,995	3,497,642	(3,671,447)	(18,438)	(102,248)

Nature of Operations and Continuance of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Nature of Operations and Continuance of Business
Nature of Operations and Continuance of Business
1. Nature of Operations and Continuance of Business

Lone Star Gold, Inc. (the “Company” or “Lone Star”), formerly known as Keyser Resources, Inc., was incorporated in the State of Nevada on November 26, 2007.  The Company is an Exploration Stage Company as defined by Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 915, Development Stage Entities.

On January 26, 2012, the Company, acting through a  subsidiary, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay and Jaramillo agreed to process mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay. The JV Agreement provides Amiko Kay the right to receive 65% of the net revenues from the sale of any materials extra cted from the Tailings. The Company is accounting for the activities under the JV Agreement as a collaborative arrangement as defined by ASC 808. As a result, acquisition costs related to the JV Agreement have been capitalized and all other expenditures by the Company related to the JV Agreement have been expensed as incurred as exploration costs. This is in accordance with the Company’s Mineral Property Cost Accounting Policy. For the six months ended June 30, 2013, the Company has recognized $10,000 of costs associated with the collaborative arrangement, which are included in Exploration Costs.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenue since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and other investors, the ability of the Company to obtain any necessary financing to continue operations, and the attainment of profitable operations. As at June 30, 2013, the Company has accumulated losses of $4,542,053 since inception. These factors raise substantial doubt regarding the Company’ s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

The unaudited financial statements as of June 30, 2013 and for the three and six months ended June 30, 2013 and 2012, and for the period November 26, 2007 (inception) to June 30, 2013 have been prepared in accordance with accounting principles generally accepted in the United States for interim financial information and with instructions to Form 10-Q. In the opinion of management, the unaudited financial statements have been prepared on the same basis as the annual financial statements and reflect all adjustments, which include only normal recurring adjustments, necessary to present fairly the financial position as of June 30, 2013 and the results of operations and cash flows for the periods ended June 30, 2013 and 2012, and for the period November 26, 2007 (inception) to June 30, 2013.  T he financial data and other information disclosed in these notes to the interim financial statements related to these periods are unaudited.  The results for the three and six month periods ended June 30, 2013 are not necessarily indicative of the results to be expected for any subsequent quarter of the entire year ending December 31, 2013.

Certain information and footnote disclosures normally included in financial statements prepared in accordance with accounting principles generally accepted in the United States have been condensed or omitted pursuant to the Securities and Exchange Commission's rules and regulations. These unaudited financial statements should be read in conjunction with our audited financial statements and notes thereto for the year ended December 31, 2012 as included in our Form 10-K filed with the Securities and Exchange Commission.

Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiaries.  All intercompany accounts and transactions have been eliminated in consolidation.

Nature of Operation and Continuance of Business.
1.	Nature of Operations and Continuance of Business

Lone Star Gold, Inc. (the “Company” or “Lone Star”), formerly known as Keyser Resources, Inc. (“Keyser”), was incorporated in the State of Nevada on November 26, 2007. The Company is an Exploration Stage Company as defined by Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915,  Development Stage Entities.

On May 10, 2011, stockholders holding at least a majority of the issued and outstanding shares of Common Stock, acting by written consent, adopted resolutions that approved a change in the Company’s name from “Keyser Resources, Inc.” to “Lone Star Gold, Inc.”, an increase in the number of authorized shares of Common Stock to 150,000,000 and a 20:1 forward stock split.  Share information throughout these financial statements and footnotes have been presented retroactively of the stock split.

On May 31, 2011, Metales HBG, S.A. de C.V. (“Metales”), a company organized under the laws of Mexico, was formed, with the Company owning 70% of the issued and outstanding capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Homero Bustillos Gonzalez (“Gonzalez”), an individual resident of Mexico.  On June 10, 2011, Gonzalez assigned to Metales eight (8) gold and silver mining concessions related to the “La Candelaria” property located in the town of Guachochi, state of Chihuahua, Mexico (the “Concessions”).  The Concessions cover 800 hectares, or approximately 1,976 acres.

These financial statements have been prepared on a going concern basis, which implies the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated any revenue since inception and has never paid any dividends and is unlikely to pay dividends or generate earnings in the immediate or foreseeable future. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders and other investors, the ability of the Company to obtain any necessary financing to continue operations, and the attainment of profitable operations. As of December 31, 2012, the Company has accumulated losses of $3,671,447 since inception. These factors raise substantial doubt regarding the Company’ ;s ability to continue as a going concern. These financial statements do not include any adjustments to the recoverability and classification of recorded asset amounts and classification of liabilities that might be necessary should the Company be unable to continue as a going concern.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies:
Significant Accounting Policies
2.	Summary of Significant Accounting Policies

a)	Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary. All intercompany accounts and transactions have been eliminated in consolidation.
b)	Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in represented in the consolidated balance sheets as a component of stockholders’ equity.  Non-controlling interests in the results of operations of the Company are presented in the face of the consolidated statement of operations as an allocation of the total profit or loss between non-controlling interests and the shareholders of the Company.

c)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31.

d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

e)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.

f)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Mexican Pesos and management has adopted ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

g)	Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and accounts payable. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments the fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

h)

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

i)

Mineral Property Costs

The Company has been in the exploration stage since its formation on November 26, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Mineral properties includes the cost of advance minimum royalty payments, the cost of capitalized mineral property leases, and the cost of property acquired either by cash payment, the issuance of term debt or common shares. Expenditures for exploration on specific properties with no proven reserves are written off as incurred. Mineral property costs will be amortized against future revenues or charged to operations at the time the related property is determined to have an impairment in value. Capitalized acquisition costs are expensed in the period in which it is determined that the mineral property has no future economic value. Capitalized amounts may also be written down if future cash flows, including potential sales proceeds related to the property, are estimated to be less than the carrying value of the property. The Company reviews the carrying value of mineral property interests periodically, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable, reductions in the carrying value of each property would be recorded to the extent the carrying value of the investment exceeds the property’s estimated fair value. In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property will be recorded at the fair value of the respective property or the fair value of the common shares, whichever is more readily determinable.

When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash or shares, are recorded only when the Company has made or is obliged to make the payment or issue the shares. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and bankable feasibility, the costs incurred to develop such property are capitalized.

j)

Long-lived Assets

In accordance with ASC 360, Property Plant and Equipment the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Property and equipment is stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: computer software developed or acquired for internal use, three years; computer equipment, two to three years; buildings and improvements, five to 15 years; leasehold improvements, two to 10 years; and furniture and equipment, one to five years. Land is not depreciated.

k)

Asset Retirement Obligations

The Company follows the provisions of ASC 410 Asset Retirement and Environmental Obligations, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets. As at December 31, 2012 and 2011, the Company has not recognized any asset retirement obligations.

l)

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740,  Income Taxes  as of its inception. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

m)

Stock-based Compensation

In accordance with ASC 718, Compensation – Stock Compensation, the Company accounts for share-based payments using the fair value method. The Company has not issued any stock options since its inception. Common shares issued to third parties for non-cash consideration are valued based on the fair market value of the services provided or the fair market value of the Common Stock on the measurement date, whichever is more readily determinable.

n)

Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012 and 2011, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

o)

Recent accounting pronouncements

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was effective for us beginning July 1, 2012 and had presentation changes only.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements.  The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for us beginning January 1, 2012.  Other than requiring additional disclosures, there were no  material impacts on our financial statements.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to fair value measurements.  The guidance requires the disclosure of roll forward activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  The guidance was effective for us as of January 1, 2012.  The adoption of this new guidance did not have a material impact on our financial statements.

Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transations
Related Party Transactions
2. Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

An advance from Maurice Bideaux, former chief executive officer and director, in the amount of $38,910, remains unpaid.

As of June 30, 2013, the Company’s two largest shareholders, Dan Ferris and John G. Rhoden, own 7,504,954 and 22,500,000 shares of Common Stock, representing 7.45% and 22.32%, respectively, of the issued and outstanding shares of Common Stock.

On January 13, 2012, the Company agreed to redeem 22,500,000 shares of common stock, 0.001 par value, of the Company (“Common Stock”) held by Mr. Rhoden for total consideration of $1.00.  The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates.  However, the number of issued and outstanding shares reported by the Company in this Quarterly Report gives effect to this redemption.

In May 2013, the holder of a note payable, which was secured by 3,750,000 shares of the Company owned by Mr. Ferris, exercised his right to foreclose on the shares and accept them as repayment of the note and related interest, which had a total remaining balance of $25,540 at the time of notice.

Related Party Transaction.
3.

Related Party Transactions

All related party transactions are recorded at the exchange amount which is the value established and agreed to by the related party.

A payable to a related party of $17,574 to Maurice Bideaux, the Company’s former chief executive officer and director, was forgiven by Mr. Bideaux in 2010.  An additional advance from Mr. Bideaux of $38,910 remains unpaid.

On January 13, 2012, the Company agreed to redeem certain shares of the Common Stock held by two of its principal shareholders.  The Company redeemed 7,500,000 shares of Common Stock owned by Dan M. Ferris, for total consideration of $1.00.  Mr. Ferris is the sole officer and director of the Company.   In addition, the Company redeemed 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.

After redemption, Mr. Ferris owns 7,500,000 shares of Common Stock, and Mr. Rhoden owns 22,500,000 shares of Common Stock, which will represent 8.33% and 25.00%, respectively, of the issued and outstanding shares of Common Stock.  The redeemed shares of Common Stock will be retired and restored to the status of authorized and unissued shares, and not held in treasury.  The Company, Mr. Ferris and Mr. Rhoden have agreed to effect the redemption transactions in order to reduce the number of issued and outstanding shares of Common Stock.

The redemption of the stock formerly owned by Mr. Ferris has been reflected on the books and records of the Company’s stock transfer agent. The stock transfer agent has not yet recorded the redemption of the stock formerly owned by Mr. Rhoden due to a delay caused by his inability to locate and deliver one of his stock certificates.  However, the number of issued and outstanding shares reported by the Company in this Report gives effect to this redemption.

Debt	6 Months Ended
Jun. 30, 2013
Debt
Debt
3. Debt

Debt as of June 30, 2013 and December 31, 2012 consists of the following:

Description	June 30, 2013	December 31, 2012
Notes payable

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.  On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley Management, LLC ("Deer Valley").  In March 2013, the Company paid $25,000 to Deer Valley to pay down the outstanding balance on its loan.  In May 2013, the remaining $25,000 balance due on this loan was rep aid by a shareholder.

	$-	$50,000

Convertible note payable

In June 2013, the Company borrowed $50,000 from KVM Capital Partners LLC, the repayment of which is to be made on the following terms: (a) the unpaid principal amount accrues interest at the rate of eight percent (8%) per annum, (b) the unpaid principal and all accrued but unpaid interest thereon will be due and payable on December 15, 2013, and (c) any portion of the unpaid principal and accrued but unpaid interest may be prepaid by the Company, without penalty. The proceeds of the loan will be used to make certain payments relating to the Company's mine tailings joint venture in Chihuahua, Mexico, and for general operating expenses.  The note is convertible into 4,761,905 shares of the Company’s common stock.  The Company recorded a discount related to the bifurcation of the derivative liability.  The conversion price shall mean 65% multiplied by the Market Price (as defined herein) (representing a discount rate of 35%).  "Market Price" means the average of the lowes three (3) Trading Price for the Common Stock during the tenth (10) trading day period ending the latest complete trading day prior to the conversion date.

	$50,000	$-
Less: Discount	(50,000)	-
Add: Amortization of discounts	9,000	-
Total convertible notes payable, net of discount	$9,000	$-

Property and equipment	12 Months Ended
Dec. 31, 2012
Property and equipment:
Property and equipment
4.

Property and equipment

Property and equipment consists of a used truck and drill with a cost of $11,100 and $38,077, respectively, being depreciated over 2 and 10 years, respectively.  Total cost of the assets described are $49,177.  Accumulated depreciation at December 31, 2012 was $10,824.  Depreciation expense was $7,972 and $2,852 during the years ended December 31, 2012 and 2011, respectively.

Equity	6 Months Ended
Jun. 30, 2013
Equity
Equity
4. Equity

On April 30, 2012, the Company entered into an Investment Agreement (as amended, the “Fairhills Investment Agreement”) with Fairhills pursuant to which Fairhills agreed to purchase shares of Common Stock for an aggregate purchase price of up to $15,000,000.  Fairhills assigned their interest in the Fairhills Investment Agreement to Deer Valley Management, LLC ("Deer Valley") on November 12, 2012. During Q1 and Q2 of 2013, the Company exercised its right pursuant to the Fairhills Investment Agreement with Deer Valley, as successor-in-interest to Fairhills, to require Deer Valley to purchase additional shares of the Company’s Common Stock.  The total amount of these six puts is $360,000.  There was an additional put exercised in December 2012, the amount of which is $15,000 whose shares were not issued until 2013 as well.  The total of these six put shares issuances resulted in 10,810,000 shares being issued in 2013 for proceeds of $375,000.   On June 26, 2013 the Fairhills Investment Agreement was terminated.

On June 27, 2013 the Company entered into an Investment Agreement (the “KVM Investment Agreement”)  with KVM Capital Partners, LLC (“KVM”) whereby KVM agreed to purchase up to $5 million of the Company’s common stock over a period of up to 36 months.  In connection with the KVM Investment Agreement, the Company also entered into a Registration Rights Agreement with KVM pursuant to which the Company was obligated to file a registration statement with the Securities and Exchange Commission (“SEC”) covering the resale of the 30,000,000 shares of common stock underlying the KVM Investment Agreement. The Company filed the registration statement on Form S-1 with the SEC on July 16, 2013 and has agreed to use all commercially reasonable efforts to have the registration statement declared effective by the SEC within 120 days after the closing of the transaction and to maintain the effectiveness of such registration statement until termination of the KVM Investment Agreement.

A summary of warrant activity for the six months ended June 30, 2013 is presented below:

Weighted
		Weighted	average
		Average	remaining	Aggregate
		Exercise	contractual	Intrinsic
	Warrants	Price	life (years)	Value
Outstanding December 31, 2012	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2013	200,000	$1.20	1.08	$59,467

Equity Line of Credit	12 Months Ended
Dec. 31, 2012
Equity Line of Credit:
Equity Line of Credit
5.	Equity Line of Credit

On August 29, 2011, the Company and North American Gold Corp., a company organized under the laws of the Marshall Islands (“North American”), executed an Investment Agreement (the “North American Investment Agreement”). Under the North American Investment Agreement, North American agreed to invest up to $15,000,000 to purchase shares of the Common Stock in increments of $100,000 or an integral multiple thereof, at the Company’s option at any time through August 31, 2013 (the “Open Period”).  During the Open Period, the Company has the option to deliver a put notice (a “Put Notice”) to North American that states the number of shares of Common Stock the Company proposes to sell to North American (the “Put Shares”), and the price per share for those Put Shares (the “Share Price”). The Share Price is equal to 90% of the volume weighted average closing price of the Common Stock for the 20 Trading Days immediately preceding the date on which the Company sends the Put Notice. The closing for the sale of the Put Shares pursuant to a Put Notice shall take place no later than 10 Trading Days after the date on which the Company sends such Put Notice. A “Trading Day” is defined as a day in which the NASDAQ stock market or OTC Bulletin Board is open for business.  North American has the right to refuse to close any requested sale of Put Shares because of negative market conditions affecting the Common Stock.

The original North American Investment Agreement required the Company to use the net proceeds from the sale of the Put Shares to fund the exploration and development of gold and silver mining concessions in the La Candelaria project in Chihuahua, Mexico. On November 9, 2011, the Company and North American executed a First Amendment to the North American Investment Agreement, which states that the Company shall use the net proceeds from the sale of Put Shares to fund operating expenses, working capital and general corporate activities related to the exploration and development of gold and silver mining concessions held by the Company and/or a subsidiary in relation to the La Candelaria property, the Ocampo property, or any other properties agreed upon in advance by the Company and North American. The Company and North American have further agreed that the Company may use the proceeds of the put shares to fund operations related to the Mine Tailings project.

The sales of Put Shares will not be registered under the Securities Act of 1933, but will be issued under an exemption from the registration requirements of the Securities Act of 1933. Any Put Shares issued and sold to North American will be “restricted securities” and will be subject to applicable restrictions on resale.  However, the Company does not have sufficient available (authorized) capital to be able to draw down on the entirety of these lines.

On April 30, 2012, the Company entered into an Investment Agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), as amended by Amendments No. 1 and No. 2 to Investment Agreement dated June 25, 2012 and September 21, 2012, respectively (as amended, the "Deer Valley Investment Agreement"), pursuant to which Fairhills has agreed to purchase shares of Common Stock for an aggregate purchase price of up to $15,000,000.

The Deer Valley Investment Agreement provides that the Company may, from time to time during the Open Period (defined below), in its sole discretion, deliver a put notice to Fairhills which states the dollar amount that the Company intends to sell to Fairhills on a date specified in the put notice. The maximum investment amount per notice shall be no more than two hundred percent (200%) of the average daily volume of the Common Stock for the ten consecutive trading days immediately prior to date of the applicable put notice. The purchase price per share to be paid by Fairhills will be calculated at a twenty-four and a half percent (24.5%) discount to the lowest trading price of the Common Stock reported by Bloomberg, L.P. during the ten (1 0) consecutive trading days immediately prior to Fairhills receipt of the put notice. The Open Period begins on the trading day after a registration statement is declared effective as to the Common Stock to be subject to the put, and ends thirty-six (36) months after such date, unless earlier terminated in accordance with the Deer Valley Investment Agreement. The Company has reserved 30,000,000 shares of its Common Stock for issuance under the Deer Valley Investment Agreement.

The Company will use the proceeds from the sale of the Common Stock under the Deer Valley Investment Agreement for general corporate and working capital purposes and acquisitions or assets, businesses or operations or for other purposes that the Board of Directors, in its good faith, deem to be in the best interest of the Company.

On October 16, 2012, the Company filed a Registration Statement on Form S-1 covering the resale of 19,000,000 shares of Common Stock subject to the Deer Valley Investment Agreement (Note 11).  Fairhills assigned their interest to Deer Valley Management on November 12, 2012.  The registration statement was declared effective in December 2012.

Notes Payable	12 Months Ended
Dec. 31, 2012
Notes Payable {1}
Notes Payable.
6.	Notes Payable

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.

 On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley.

In March 2013, the Company paid $25,000 to Fairhills Capital Offshore Ltd. to pay down the outstanding balance on its loan (see Note 12 - Subsequent Events).

Commitments	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Commitments {1}
Commitments
5. Commitments

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares of the Company's $0.001 par value common stock. The fair market value of the common stock on the date of grant was $124,500. The term of the original agreement was one year and the agreement is currently being renewed on a month to month basis.  This contract was terminated on April 1, 2013.

La Candelaria Property

On May 31, 2011, Metales HBG, S.A. de C.V. (“Metales”), a company organized under the laws of Mexico, was formed.  The Company owns 70% of the issued and outstanding shares of capital stock and the  remaining 30% of the issued and outstanding capital stock of Metales is owned by Homero Bustillo Gonzalez (“Gonzalez”).  On June 10, 2011, Gonzalez assigned to Metales eight gold and silver mining concessions (the “Concessions”) related to the “La Candeleria” property located in the town of Guachochi, in the state of Chihuahua, Mexico.  The Concessions cover 800 hectares, or approximately 1,976 acres.

On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold Holdings, Ltd. (“American Gold”) and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”) and Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement. Pursuant to the Assignment Agreement, the Company, either alone or through Metales, is obligated to fund $150,000 per year of development c osts for three years, for a total of $450,000.  The Company funded $14,500 and $60,195 during the work periods ending January 11, 2014 and 2013, respectively.  In addition, for the six months ended June 30, 2013, the Company did not pay Gonzalez any additional funds, in accordance with its oral agreement with him reached in January 2013.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Concessions. Metales is obligated to undertake work necessary to bring the existing geological survey on the property up to NJ 43-101 standards.  The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of Common Stock to North American under the Option Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its Common Stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.  In January 2013, the Company and Gonzalez verbally agreed to place the work commitments on hold.  Per the verbal agreement between the Company and Gonzalez, all payments have been put on hold until such time as the Company has sufficient capital to continue the project.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Ferris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he will not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he will be entitled to receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000 based on the fair market value at the time of the agreement.  The Company recognized $249,999 and $499,998 in expense related to the stock grant during the three and six month periods ended June 30, 2013, respectively.

Tailings Project

On January 26, 2012, the Company, acting through its subsidiary, Amiko Kay, entered into the JV Agreement Jaramillo. Under the JV Agreement, Amiko Kay and Jaramillo agreed to process the Tailings and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. Through the JV Agreement, Amiko Kay and Jaramillo intend re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company has paid Jaramillo $100,000 to date.  In addition, the Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.  In January 2013, the Company and Jaramillo entered into a verbal agreement to delay the payment, and as of the date of this filing the payment has not been made.

In addition, the Company or Amiko Kay has agreed to fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the JV Agreement over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the property.

The Company may make an additional $250,000 available to the JV Agreement, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material. As of June 30, 2013, none of the aforementioned funds have been paid.

As further consideration, the Company is obligated to issue 600,000 shares of the Common Stock to Jaramillo.  To date, the Company has issued 300,000 shares of Common Stock to Jaramillo and anticipates issuing the remaining 300,000 shares in the second half of 2013. The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect.

Jaramillo manages the day-to-day affairs of processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities contemplated by the JV Agreement. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the JV Agreement, initially, from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly t o the Company. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the JV Agreement.

Title to the property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the project to comply with all applicable laws, rules and regulations, and to maintain insurance on the property. Amiko Kay will have access to the property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the JV Agreement will be immediately suspended, and the defaulting party will have no right to share in the revenues of the JV Agreement until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion.  If Jaramillo materially breaches the JV Agreement, Amiko Kay may terminate the JV Agreement upon 30 days notice to Jaramillo.   Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project and acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer or employee, of the Company, Metales or the Amiko Kay).

Under the JV Agreement, the Company is obligated to fund $250,000 for the benefit of the operations under the JV Agreement before January 26, 2013, under the Work Commitment established for the Tailings Project. For the year ended December 31, 2012, the Company made payments totaling $250,000 pursuant to the Work Commitment.  For the three and six months ended June 30, 2013, the Company made payments totaling $10,000 and $0 towards the second year Work Commitment, respectively.

Approximately 6,000 tons of the Tailings material has been sent to the processing plant in Parral, Mexico (the "Parral Plant").  As of the date of this Quarterly Report, this shipment has not been fully processed.  The Parral Plant closed unexpectedly during the third quarter of 2012 and reopened in March 2013.  It has operated sporadically since March 2013 and had not been able to operate on a consistent basis.  Accordingly, the Company estimates that the Parral Plant has accumulated a one year backlog of tailings to process, and the Company does not believe it can rely on the Parral Plant to process a significant amount of the tailings in the foreseeable future.  The Company has developed plans to build its own plant capable of processing 150 tons of tailings per day.  The cost to build such a plant is estimated to be $1,000,000.  The Company is actively seeking investors to fund the construction of a plant.  Accordingly, the Company has no revenues from Tailings as of the date of this filing.

The Company is constructing a basic wash plant and jig circuit on the property on which the Tailings are located.  The cost of the wash plant and jig circuit, if completed, is expected to be approximately $80,000.

Commitments.
11.	Commitments

La Candelaria Property

On May 31, 2011, Metales was formed, with the Company owning 70% of the issued and outstanding shares of capital stock.  The remaining 30% of the issued and outstanding capital stock of Metales was issued to Gonzalez.  On June 10, 2011, Gonzalez assigned the Concessions to Metales.  The Concessions cover 800 hectares, or approximately 1,976 acres.

Gonzalez transferred the Concessions to Metales pursuant to an agreement with American Gold.    On August 17, 2011, in connection with its investment in Metales and the exploration and development of the Concessions, the Company, American Gold, and Gonzalez executed an Assignment Agreement (the “Assignment Agreement”) pursuant to which (a) American Gold assigned all of its right and interest in and to a Letter of Intent between American Gold and Gonzalez, and an Option to Purchase Agreement between American Gold and Gonzalez dated January 11, 2011 (the “Option Agreement”), (b) the Company accepted the assignment of all of the rights and interest of American Gold in and to the Letter of Intent and the Option Agreement, and (c) the Company assumed all of the duties and obligations of American Gold under the Letter of Intent and the Option Agreement with Gonzalez. Pursuant to the Assignment Agreement (which has an effective date of June 10, 2011), the Company has taken or will take the following actions in connection with transfer of the Concessions from Gonzalez to Metales:

1.

The Company issued 125,000 shares of its Common Stock to North American as repayment of the $125,000 that American Gold paid Gonzalez in connection with Option Agreement (the “American Gold Shares”) in September 2011.  The $125,000 was recognized as exploration expense during the year ended December 31, 2011.

2.

The Company issued 300,000 shares of its Common Stock, with a fair value of $303,000, to Gonzalez on September 16, 2011.  The $303,000 was recognized as exploration expense during the year ended December 31, 2011.

3.

The Company, either alone or through Metales, is obligated to fund $150,000 per year of development costs for three years, for a total of $450,000 (the “Work Plan”).  In the years ended December 31, 2012 and 2011, the Company made payments totaling $60,195 and $123,106, respectively, pursuant to the Work Plan.

4.	The Company has paid Gonzalez an additional $125,000 in 2012.

The American Gold Shares were issued in the name of North American, with the agreement of American Gold.

Gonzalez retains a 2% Net Smelter Returns Royalty on the Concessions. Metales is obligated to undertake work necessary to bring the existing geological survey on the Property up to NJ 43-101 standards.  The Company has granted anti-dilution rights to Gonzalez, such that the Company must allow Gonzalez the opportunity to maintain his percentage stock ownership in the Company until the date on which the Company has complied fully with its obligations under the Option Agreement or January 11, 2014, whichever comes first.  Gonzalez has waived the exercise of his anti-dilution rights with respect to issuances of Common Stock to North American under the Investment Agreement.  In addition, the Company is obligated to issue 1,000,000 shares of its Common Stock to Gonzalez upon the discovery of a 1 million-ounce equivalent gold deposit, as defined by industry standards as set forth by a recognized exchange in North America.  Finally, if the Company fails to comply with all its obligations under the Option Agreement before January 11, 2014, the Option Agreement will terminate and the Company will be obligated to return the Concessions to Gonzalez.  In January 2013, the Company and Gonzalez verbally agreed to place the work commitments on hold.  Per the verbal agreement between the Company and Gonzalez the payment has been put on hold until such time as the Company has sufficient capital to continue to project.

Employment Agreement

On July 12, 2011, the Company entered into an Employment Agreement with Dan M. Ferris regarding his position as President of the Company.  The Employment Agreement has an initial term of three years, and after the initial term will automatically renew for successive one-year periods until terminated in accordance with the Agreement (the “Term”).  Mr. Ferris will be paid a base salary of $120,000 per year during the Term.  Mr. Ferris will also be entitled to receive 3,000,000 shares of Common Stock, which will be issued in three equal increments of 1,000,000 shares over the first 3 years of the Term.  The shares of Common Stock will not be registered under the Securities Act, and will be subject to restrictions on transfer.  Therefore, Mr. Fe rris will receive 1,000,000 shares of Common Stock on July 12 of each of the years 2012, 2013, and 2014.  The Employment Agreement may be terminated voluntarily by either party upon 30 days written notice, upon Mr. Ferris’ death or disability, by mutual agreement at the end of the Term, or at any time for “cause” by the Company.  If Mr. Ferris’ employment is terminated for “cause”, or if he voluntarily resigns, then he would not be entitled to receive any shares of Common Stock that have not been issued as of the date of resignation or termination.  If Mr. Ferris’ employment is terminated for any other reason, he would receive the full 3,000,000 shares of Common Stock.  The Employment Agreement defines “cause” as the willful and continued failure by Ferris to perform his duties under the Employment Agreement, conviction of a felony, or engaging in conduct that is contrary to the best interests of the Company or adversely affects the Company’s reputation.  The fair market value of the stock grant on the date of the Employment Agreement was $3,000,000 based on the fair market value at the time of the agreement.  The Company recognized $999,996 in expense related to the stock grant during the year ended December 31, 2012.

Mine Tailings Project

On January 26, 2012, the Company, acting through a newly-formed subsidiary, entered into a Joint Venture Agreement (the “JV Agreement”) with Miguel Angel Jaramillo Tapia (“Jaramillo”), a resident of Mexico. Under the JV Agreement, Amiko Kay, S. de R.L. de C.V., a company organized under the laws of Mexico (“Amiko Kay”), and Jaramillo formed a joint venture to process 1,200,000 tons of mine tailings located in the city of Hidalgo Del Parral in the state of Chihuahua, Mexico (the “Tailings”), and, after processing, to use, market and sell any minerals extracted from the Tailings. The Company owns 99% of the issued and outstanding membership interests of Amiko Kay.

The Tailings consist of approximately 1.2 million tons of mine tailings from previous mining activity in the Chihuahua area over the last 100 years or more. Mine tailings represent the refuse remaining after ore has been processed. The JV Agreement between Amiko Kay and Jaramillo has been formed to re-process the mine tailings heap to extract minerals that were not extracted during the initial processing, and to market and sell any minerals extracted from the Tailings.

As consideration for Jaramillo’s contribution of the right to process the Tailings to the Joint Venture, the Company paid Jaramillo $25,000 when it signed a letter of intent for a proposed acquisition of an interest in the Tailings on December 5, 2011, and another $75,000 when it signed the JV Agreement.  The Company agreed to pay Jaramillo an additional $200,000 no later than January 26, 2013.  In January 2013, the Company and Jaramillo entered into a verbal agreement to delay the payment, and as of the date of this filing the payment has not been made.

In addition, the Company or Amiko Kay will fund an amount up to $1,000,000 (the “Work Commitment”) for the benefit of the JV Agreement over its first two years, as follows:

(a)    $250,000 within the first year of the JV Agreement for the purchase of used heavy equipment, miscellaneous equipment and materials for processing the Tailings, and taxes, permits, and general operating expenses.

(b)    $750,000 within the second year of the JV Agreement for the construction of a heap leach system and floatation plant on the Property.

The Company may make an additional $250,000 available to the JV Agreement, if additional processing equipment is justified and required to maximize the liberation of precious metals in the Tailings material.

As further consideration, the Company is obligated to issue 600,000 shares of the Common Stock to Jaramillo as follows:

(a)    100,000 shares of Common Stock, which have been issued to Jaramillo.

(b)    200,000 shares of Common Stock within 6 months of signing the JV Agreement, which was issued in June 2012.

(c)    300,000 shares of Common Stock within 12 months of signing the JV Agreement (these shares will be issued in April 2013).

The shares of Common Stock will be restricted shares and carry current and appropriate legends to that effect.

Jaramillo will manage the day-to-day affairs associated with processing the Tailings, selling the minerals extracted from the Tailings (“Extracted Minerals”), and other activities of the JV Agreement. Jaramillo will pay all expenses associated with the processing of the Tailings, the sale of any Extracted Minerals from the Tailings, and other obligations of the JV Agreement from the funds received under the Work Commitment and, eventually, from revenues from operations. All net revenues from the sale of any Extracted Minerals or other sources, after deducting expenses, will be distributed and paid monthly, with 65% of the net revenues paid to Amiko Kay and 35% of the net revenues paid to Jaramillo. It is anticipated that the portion to be paid to Amiko Kay will be paid directly to the Compa ny. Jaramillo will provide a monthly accounting of all revenues and expenses associated with the operations of the JV Agreement.

Title to the Property and the Tailings will remain in Jaramillo’s name. Jaramillo will be responsible for obtaining all permits, approvals and authorizations associated with the processing of the Tailings. He is also responsible for causing the project to comply with all applicable laws, rules and regulations, and to maintain insurance on the Property. Amiko Kay will have access to the Property and the Tailings at all times during the term of the JV Agreement.

Amiko Kay and Jaramillo will mutually develop plans and programs to process the Tailings. Jaramillo will prepare a detailed budget setting forth the expenses to be paid under the Work Commitment, which will be approved by Amiko Kay. Finally, Jaramillo will provide quarterly financial reports to Amiko Kay.

If either party defaults under the JV Agreement, the defaulting party’s rights to participate in the JV Agreement will be immediately suspended, and the defaulting party will have no right to share in the revenues of the JV Agreement until the breach is cured. If the defaulting party is Jaramillo, then Amiko Kay may perform the duties of Jaramillo under the Agreement. The nondefaulting party may also sue for damages incurred as a result of the event of default.

The JV Agreement will terminate upon completion of processing the Tailings, as determined by Amiko Kay in its sole discretion.  If Jaramillo materially breaches the JV Agreement, Amiko Kay may terminate the JV Agreement upon 30 days notice to Jaramillo.   Jaramillo has no right to terminate the JV Agreement before the processing of the Tailings is complete.

Jaramillo provides independent consulting services to the Company on the La Candelaria project. He acts as Vice President of Exploration on the La Candelaria project (although he is not an executive officer, or an employee, of the Company, Metales or the Subsidiary).

The Company is obligated to fund $250,000 for the benefit of the operations under the JV Agreement before January 26, 2013, under the Work Commitment established for the Tailings Project. For the year ended December 31, 2012, the Company made payments totaling $250,000 pursuant to the Work Commitment.  See “Results of Operations”.

Approximately 6,000 tons of the Tailings material has been sent to the processing plant in Parral, Mexico. As of the date of this Quarterly Report, this shipment has not been fully processed and the Company has no revenues from Tailings project. In addition, the Parral processing plant has undergone a change of management and has indicated that it will not accept further material for processing. The Company has identified another processing plant in the area that it anticipates will process future shipments of Tailings material.

The Company is constructing a basic wash plant and jig circuit on the property on which the Tailings are located.  The cost of the wash plant and jig circuit, if completed, is expected to be approximately $80,000.

No Proven or Probable Reserves

We are a start-up, exploration-stage company engaged in the search for gold and related minerals. No proven (measured) or probable (indicated) reserves have been established with respect to the La Candelaria project or the Tailings project, and the proposed program of exploration and development for the La Candelaria project and the Tailings project is exploratory in nature. There is no assurance that a commercially viable mineral deposit, or reserve, exists on the property covered by the Concessions or the Tailings project or can be shown to exist until sufficient and appropriate exploration is done, and a comprehensive evaluation of such work concludes that the extraction of such a mineral deposit, if found, can be economically and legally feasible.

Fairhills Investment Agreement

In connection with the Deer Valley Investment Agreement, the Company and the Investor entered into a Registration Rights Agreement. Under the Registration Rights Agreement, the Company will use its commercially reasonable efforts to file, within twenty-one (21) days of the date of the Agreement, a Registration Statement on Form S-1 covering the resale of the Common Stock subject to the Investment Agreement. The Company intends to initially register 30,000,000 shares of Common Stock for resale. The Company has agreed to use all commercially reasonable efforts to have the Registration Statement declared effective by the SEC within one hundred and twenty (120) calendar days after the date of the Registration Rights Agreement.  On October 16, 2012, the Company filed a Registration Statement on Fo rm S-1 covering the resale of 19,000,000 shares of Common Stock subject to the Investment Agreement.  The Deer Valley Investment Agreement was assigned to Deer Valley Management in November 2012.

Ocampo Property

On September 29, 2011, the Company entered into a 90-day exclusivity letter of intent (the “Ocampo LOI”) with Antonio Aguirre Rascon (“Rascon”) to acquire a 70% interest in mining concessions covering approximately 570 hectares located in the municipality of Ocampo in the state of Chihuahua, Mexico.  The Company paid Rascon $12,500 upon signing of the Ocampo LOI.  The Ocampo LOI is to serve as the basis for a definitive agreement (the “Definitive Agreement”) to be negotiated between the parties.  In December 2011, the Company elected to allow the Ocampo LOI to lapse without entering into a Definitive Agreement.

Derivative Liability,	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Derivative Liability
Derivative Liability
6. Derivative Liability

On September 14, 2012, the Company entered into a Securities Purchase Agreement, as amended, (the “Fairhills SPA”) with Fairhills pursuant to which the Company sold 653,595 shares of its $0.001 par value Common Stock (the “Shares”) to Fairhills for an aggregate purchase price of $50,000.  The  Fairhills SPA provides that in the event that the value of the Shares is less than $50,000 at the earlier of (a) the effective date of a registration statement or (b) such time as the Shares can be sold pursuant to Rule 144 (the “Triggering Date”), the Company shall issue additional shares of registered Common Stock to Fairhills (the “Additional Shares’) such that the total value of the Shares and the Additional Shares issued to Fairhills by t he Company shall total $50,000 (the “Price Protection Clause”).

The Price Protection Clause gives rise to a derivative.  We have measured this derivative at fair value and recognize the derivative value as a current liability and recorded the derivative value on our consolidated balance sheet. The derivative is valued primarily using models based on unobservable inputs that are supported by little to no market activity.  These inputs represent management’s best estimate of what market participants would use in pricing the liability at the measurement date and thus are classified as Level 3. Changes in the fair values of the derivative are recognized in earnings in the current period.  During the year ended December 31, 2012, the Company recorded a derivative liability of $20,980 related to the Price Protection Clause.  60; At December 21, 2012, the effective date of the registration statement, the price protection feature was triggered and additional shares were valued at approximately $30,000.  These additional shares have not been issued.  On June 26, 2013, the Fairhills SPA was terminated.

On June 27, 2013, the Company entered into a new Securities Purchase Agreement with KVM Capital Partners, LLC (the “KVM SPA”) with essentially the same terms as the Fairhills SPA.  Accordingly, the Company recorded a derivative liability related to the KVM SPA.  Accordingly, a derivative liability of $120,503 has been recorded as of the end of the quarter ending June 30, 2013. The conversion price shall mean 65% multiplied by the Market Price (as defined herein) (representing a discount rate of 35%).  "Market Price" means the average of the lowes three (3) Trading Price for the Common Stock during the tenth (10) trading day period ending the latest complete trading day prior to the conversion date.

Derivative Liabilities
7.	Derivative Liability

On September 14, 2012, the Company sold 653,595 shares of its $0.001 par value Common Stock (the “Shares”) to Fairhills for an aggregate purchase price of $50,000.  The Securities Purchase Agreement, as amended, (the “Fairhills SPA”) entered into between the Company and Fairhills provides that in the event that the value of the Shares is less than $50,000 at the earlier of (a) the effective date of a registration statement or (b) such time as the Shares can be sold pursuant to Rule 144 (the “Triggering Date”), the Company shall issue additional shares of registered Common Stock to Fairhills (the “Additional Shares’) such that the total value of the Shares and the Additional Shares i ssued to Fairhills by the Company shall total $50,000 (the “Price Protection Clause”).

The Price Protection Clause gives rise to a derivative.  We have measured this derivative at fair value and recognize the derivative value as a current liability and recorded the derivative value on our consolidated balance sheet. The derivative is valued primarily using models based on unobservable inputs that are supported by little to no market activity.  These inputs represent management’s best estimate of what market participants would use in pricing the liability at the measurement date and thus are classified as Level 3. Changes in the fair values of the derivative are recognized in earnings in the current period.  During the year ended December 31, 2012, the Company recorded a derivative liabilit y of $20,980 related to the Price Protection Clause.   At December 21, 2012, the effective date of the registration statement, the price protection feature was triggered and additional shares were valued at approximately $30,000.  These additional shares have not been issued.

Common Stock	12 Months Ended
Dec. 31, 2012
Common Stock
Common Stock
8.	Common Stock

On January 19, 2008, the Company issued 60,000,000 shares of Common Stock at $0.00005 per share for cash proceeds of $3,000.

On April 28, 2008, the Company issued 32,699,920 shares of Common Stock at $0.00075 per share for cash proceeds of $24,525.

On December 24, 2008, the Company issued 22,600,000 shares of Common Stock at $0.0025 per share for cash proceeds of $56,500.

On December 3, 2010, the Company issued 6,000,000 Units to New World in a private placement, with each Unit consisting of one share of Common Stock and one warrant to purchase a share of Common Stock at $0.0625 at any time within 3 years, for cash proceeds of $300,000. The relative fair value of the warrants issued was $46,500.

On January 3, 2011, the Company issued 3,000,000 Units to New World in a private placement, with each Unit consisting one share of Common Stock and one warrant to purchase a share of Common Stock at $0.0625 at any time until January 3, 2014, for cash proceeds of $150,000. On January 6, 2011, the Company completed a private placement of an additional 3,000,000 Units to New World on similar terms, for cash proceeds of $150,000. The relative fair value of the warrants issued was $46,000.  All shares of Common Stock and warrants issued to New World have been redeemed.

On April 13, 2011, the Company and New World executed a Redemption Agreement, whereby the Company redeemed all of the shares of Common Stock and the Warrants that New World owned (consisting of the 12,000,000 shares of Common Stock and Warrants to purchase 12,000,000 shares of Common Stock obtained in private placements of Units), and in consideration for the Common Stock and Warrants assigned to New World the four Promissory Notes described above. As a result of the Redemption Agreement, the Company no longer holds the Promissory Notes, and New World owns no shares of Common Stock or other securities of the Company.

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp. in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000.  The fair market value of the Warrants on the date of issuance was $15,467.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of Common Stock and one warrant to purchase a share of Common Stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000.  The relative fair market value of the warrants on the date of issuance was $44,000.

On August 17, 2011, the Company entered into an agreement to issue 300,000 shares of its Common Stock to Homero Bustillos Gonzalez (“Gonzalez”) in accordance with the Option Agreement discussed more fully in Note 11 below.  The fair market value of the Common Stock was $303,000 on the date of issuance.

On August 17, 2011, the Company entered into an agreement to issue 125,000 shares of its Common Stock to American Gold Holdings, Ltd. ("American Gold") as repayment of the $125,000 that American Gold paid Gonzalez in connection with the Option Agreement discussed more fully in Commitments below.  The shares were issued in the name of North American with the agreement of American Gold. The fair market value of the Common Stock was $126,250 on the date of issuance, September 15, 2011.

On September 14, 2011, the Company issued 238,095 shares of its Common Stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.

On October 24, 2011, the Company sold 204,081 shares of its Common Stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.

On October 31, 2011, the Company entered into an agreement with a consultant to perform consulting services as requested by the Company. The contract calls for the consultant to receive $15,000 upon execution of the agreement, $5,000 per month through the term of the agreement, and a one-time grant of 150,000 restricted shares Common Stock.  The fair market value of the Common Stock on the date of grant was $124,500. The term of agreement is one year and it will automatically renew if not cancelled in writing 30 days prior to the end of the annual period.

On December 27, 2011, the Company sold 273,972 shares of its Common Stock to North American for gross proceeds of $200,000 pursuant to a Put Notice delivered under the Investment Agreement.  The proceeds will be used to fund the Work Plan related to the La Candelaria project, for expenses related to the Ocampo LOI, and other operating expenses incurred by the Company.

On January 13, 2012, the Company redeemed certain shares of Common Stock held by two of its principal shareholders. The Company redeemed 7,500,000 shares of Common Stock owned by Dan Ferris, for total consideration of $1.00.  In addition, the Company redeemed 22,500,000 shares of Common Stock held by John G. Rhoden, for total consideration of $1.00.  The redeemed shares of Common Stock were retired and restored to the status of authorized and unissued shares, and not held in treasury. (See Note 3)

On January 30, 2012, the Company issued 100,000 shares of its Common Stock to Miguel Angel Jaramillo Tapia in accordance with the JV agreement (See Note 11). The fair market value of the shares on the date of issuance was $46,000.

On February 13, 2012, the Company sold 625,000 shares of its Common Stock to North American for gross proceeds of $300,000 pursuant to a Put Notice delivered under the Investment Agreement.    The proceeds will be used to fund the Work Plan related to the La Candelaria project, expenses related to the Tailings Project (See Note 11), and other operating expenses incurred by the Company.

On March 21, 2012, the Company sold 625,000 shares of its Common Stock to North American for gross proceeds of $250,000 pursuant to a Put Notice delivered under the Investment Agreement.

On June 29, 2012, the Company issued 200,000 shares of its Common Stock to Miguel Angel Jaramillo Tapia in accordance with the JV agreement (See Note 11). The fair market value of the shares on the date of issuance was $33,300.

On July 11, 2012, the Company issued 1,000,000 shares of its Common Stock to Dan Ferris in connection with his Employment Agreement (See Note 11).  The shares were valued at the date of grant, which is recognized ratably over the service period.

On September 14, 2012, the Company sold 653,595 shares of its Common Stock to Fairhills Capital Offshore Ltd in connection with its Securities Purchase Agreement (See Note 7).  The fair market value of the shares on the date issuance was $50,000.

Warrants	12 Months Ended
Dec. 31, 2012
Warrants:
Warrants
9.	Warrants

On June 30, 2011, the Company entered into an agreement to issue 100,000 Units to North American Gold Corp (North American), in a private placement, for $1.00 per Unit, with each Unit consisting of one share of Common Stock and one Warrant to purchase a share of Common Stock at $1.20 at any time until June 30, 2014, for cash proceeds of $100,000.  The fair market value of the Warrants on the date of issuance was $15,467, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 1.9%, (2) expected life of 3 years, (3) expected volatility of 386% and (4) zero expected dividends.

On August 29, 2011, the Company entered into an agreement to issue 100,000 Units to North American in a private placement, with each Unit consisting of one share of the Company’s Common Stock and one warrant to purchase a share of the Company’s Common Stock at $1.20 at any time until August 29, 2014, for cash proceeds of $100,000.  The relative fair market value of the warrants on the date of issuance was $44,000, which was calculated using the Black-Scholes option pricing model.  Variables used in the valuation include (1) discount rate of 0.49%, (2) expected life of 3 years, (3) expected volatility of 536% and (4) zero expected dividends.

A summary of warrant activity for the year ended December 31, 2012 is presented below:

Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding December 31, 2012	200,000	$1.20	1.58	$59,467

Income Taxes.	12 Months Ended
Dec. 31, 2012
Income Taxes.:
Income Taxes.
10.	Income Taxes

The Company has a net operating loss carry-forward of approximately $1,627,000 available to offset taxable income in future years which commence expiring in fiscal 2028.

The Company is subject to United States income taxes at a rate of 34%. The reconciliation of the provision for income taxes at the United States statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Income tax recovery at statutory rate	$331,000	$165,000
Valuation allowance change	(331,000)	(165,000)
Provision for income taxes	$–	$–

The significant components of deferred income tax assets as at December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Net operating losses carried forward	$553,360	$222,360
Valuation allowance	(553,360)	(222,360)
Net deferred income tax asset	$–	$–

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events
Subsequent Events
12.	Subsequent Events

Common Stock

On five occasions in January, February and March 2013, the Company exercised its right pursuant to the Investment Agreement with Deer Valley to require Deer Valley to purchase additional shares of the Company’s Common Stock, per the Company’s filing on Form S-1 in December 2012.  The total amount of these puts is $270,000.  There was an additional put exercised in December 2012, the amount of which is $15,000 whose shares were not issued until 2013 as well.  The total of these six put shares issuances resulted in 9,510,000 shares being issued in 2013.

Notes Payable

In March 2013, the Company paid $25,000 to Fairhills Capital Offshore Ltd. to pay down the outstanding balance on its loan.  The remaining balance on the loan is $25,000 and is due on December 24, 2013 (see Note 6 - Notes Payable).

Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies (Policies)
Principles of Consolidation

a)  Principles of consolidation

The consolidated financial statements include the accounts of the Company and its subsidiary.  All intercompany accounts and transactions have been eliminated in consolidation.

Noncontrolling Interests
b)	Non-controlling interests

Non-controlling interests represent the equity in a subsidiary not attributable directly or indirectly to the Company, and in represented in the consolidated balance sheets as a component of stockholders’ equity.  Non-controlling interests in the results of operations of the Company are presented in the face of the consolidated statement of operations as an allocation of the total profit or loss between non-controlling interests and the shareholders of the Company.

Basis of Presentation
c)	Basis of Presentation

These financial statements and related notes are presented in accordance with accounting principles generally accepted in the United States, and are expressed in US dollars. The Company’s fiscal year-end is December 31.

Use of Estimates
d)	Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions related to the recoverability of long-lived assets and deferred income tax asset valuation allowances. The Company bases its estimates and assumptions on current facts, historical experience and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected.

Cash and Cash Equivalents, Policy
e)	Cash and Cash Equivalents

The Company considers all highly liquid instruments with an original maturity of three months or less at the time of issuance to be cash equivalents.

Foreign Currency Translations Policy
f)	Foreign Currency Translation

The Company’s functional and reporting currency is the United States dollar. Occasional transactions may occur in Mexican Pesos and management has adopted ASC 830 Foreign Currency Matters. Monetary assets and liabilities denominated in foreign currencies are translated using the exchange rate prevailing at the balance sheet date. Non-monetary assets and liabilities denominated in foreign currencies are translated at rates of exchange in effect at the date of the transaction. Average monthly rates are used to translate revenues and expenses. Gains and losses arising on translation or settlement of foreign currency denominated transactions or balances are included in the determination of income. The Company has not, to the date of these financial statements, entered into derivative instruments to offset the impact of foreign currency fluctuations.

Fair Value of Financial Instruments, Policy
g)	Fair Value of Financial Instruments

The Company’s financial instruments consist principally of cash and accounts payable. Pursuant to ASC 820, Fair Value Measurements and Disclosures and ASC 825, Financial Instruments the fair value of cash equivalents is determined based on “Level 1” inputs, which consist of quoted prices in active markets for identical assets. The Company believes that the recorded values of all other financial instruments approximate their current fair values because of their nature and relatively short maturity dates or durations.

Basic and Diluted Net Loss Per Share
h)

Basic and Diluted Net Loss Per Share

The Company computes net loss per share in accordance with ASC 260, Earnings Per Share which requires presentation of both basic and diluted earnings per share (“EPS”) on the face of the income statement. Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of shares outstanding (denominator) during the period. Diluted EPS gives effect to all dilutive potential common shares outstanding during the period using the treasury stock method and convertible preferred stock using the if-converted method. In computing diluted EPS, the average stock price for the period is used in determining the number of shares assumed to be purchased from the exercise of stock options or warrants. Diluted EPS excludes all dilutive potential shares if their effect is anti dilutive.

Mineral Property Costs
i)

Mineral Property Costs

The Company has been in the exploration stage since its formation on November 26, 2007 and has not yet realized any revenues from its planned operations. It is primarily engaged in the acquisition, exploration and development of mineral properties. Mineral properties includes the cost of advance minimum royalty payments, the cost of capitalized mineral property leases, and the cost of property acquired either by cash payment, the issuance of term debt or common shares. Expenditures for exploration on specific properties with no proven reserves are written off as incurred. Mineral property costs will be amortized against future revenues or charged to operations at the time the related property is determined to have an impairment in value. Capitalized acquisition costs are expensed in the period in which it is determined that the mineral property has no future economic value. Capitalized amounts may also be written down if future cash flows, including potential sales proceeds related to the property, are estimated to be less than the carrying value of the property. The Company reviews the carrying value of mineral property interests periodically, and whenever events or changes in circumstances indicate that the carrying value may not be recoverable, reductions in the carrying value of each property would be recorded to the extent the carrying value of the investment exceeds the property’s estimated fair value. In the event that a mineral property is acquired through the issuance of the Company’s shares, the mineral property will be recorded at the fair value of the respective property or the fair value of the common shares, whichever is more readily determinable.

When mineral properties are acquired under option agreements with future acquisition payments to be made at the sole discretion of the Company, those future payments, whether in cash or shares, are recorded only when the Company has made or is obliged to make the payment or issue the shares. When it has been determined that a mineral property can be economically developed as a result of establishing proven and probable reserves and bankable feasibility, the costs incurred to develop such property are capitalized.

Long-Lived Assets
j)

Long-lived Assets

In accordance with ASC 360, Property Plant and Equipment the Company tests long-lived assets or asset groups for recoverability when events or changes in circumstances indicate that their carrying amount may not be recoverable. Circumstances which could trigger a review include, but are not limited to: significant decreases in the market price of the asset; significant adverse changes in the business climate or legal factors; accumulation of costs significantly in excess of the amount originally expected for the acquisition or construction of the asset; current period cash flow or operating losses combined with a history of losses or a forecast of continuing losses associated with the use of the asset; and current expectation that the asset will more likely than not be sold or disposed significantly before the end of its estimated useful life. Recoverability is assessed based on the carrying amount of the asset and its fair value which is generally determined based on the sum of the undiscounted cash flows expected to result from the use and the eventual disposal of the asset, as well as specific appraisal in certain instances. An impairment loss is recognized when the carrying amount is not recoverable and exceeds fair value.

Property and equipment is stated at cost and depreciated using the straight-line method over the shorter of the estimated useful life of the asset or the lease term. The estimated useful lives of our property and equipment are generally as follows: computer software developed or acquired for internal use, three years; computer equipment, two to three years; buildings and improvements, five to 15 years; leasehold improvements, two to 10 years; and furniture and equipment, one to five years. Land is not depreciated.

Asset Retirement Obligations, Policy
k)

Asset Retirement Obligations

The Company follows the provisions of ASC 410 Asset Retirement and Environmental Obligations, which establishes standards for the initial measurement and subsequent accounting for obligations associated with the sale, abandonment or other disposal of long-lived tangible assets arising from the acquisition, construction or development and for normal operations of such assets. As at December 31, 2012 and 2011, the Company has not recognized any asset retirement obligations.

Income Tax, Policy
l)

Income Taxes

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted ASC 740,  Income Taxes  as of its inception. Pursuant to ASC 740 the Company is required to compute tax asset benefits for net operating losses carried forward. The potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in future years.

Share-based Compensation, Policy
m)

Stock-based Compensation

In accordance with ASC 718, Compensation – Stock Compensation, the Company accounts for share-based payments using the fair value method. The Company has not issued any stock options since its inception. Common shares issued to third parties for non-cash consideration are valued based on the fair market value of the services provided or the fair market value of the Common Stock on the measurement date, whichever is more readily determinable.

Comprehensive Income, Policy
n)

Comprehensive Income

ASC 220, Comprehensive Income establishes standards for the reporting and display of comprehensive loss and its components in the financial statements. As at December 31, 2012 and 2011, the Company has no items that represent a comprehensive loss and, therefore, has not included a schedule of comprehensive loss in the financial statements.

Recent accounting pronouncements
o)

Recent accounting pronouncements

In June 2011, the FASB issued guidance on presentation of comprehensive income. The new guidance eliminates the current option to report other comprehensive income and its components in the statement of changes in equity. Instead, an entity will be required to present either a continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was effective for us beginning July 1, 2012 and had presentation changes only.

In May 2011, the FASB issued guidance to amend the accounting and disclosure requirements on fair value measurements.  The new guidance limits the highest-and-best-use measure to nonfinancial assets, permits certain financial assets and liabilities with offsetting positions in market or counterparty credit risks to be measured at a net basis, and provides guidance on the applicability of premiums and discounts. Additionally, the new guidance expands the disclosures on Level 3 inputs by requiring quantitative disclosure of the unobservable inputs and assumptions, as well as description of the valuation processes and the sensitivity of the fair value to changes in unobservable inputs. The new guidance was effective for us beginning January 1, 2012.  Other than requiring additional disclosures, there were no  material impacts on our financial statements.

In January 2010, the FASB issued guidance to amend the disclosure requirements related to fair value measurements.  The guidance requires the disclosure of roll forward activities on purchases, sales, issuance, and settlements of the assets and liabilities measured using significant unobservable inputs (Level 3 fair value measurements).  The guidance was effective for us as of January 1, 2012.  The adoption of this new guidance did not have a material impact on our financial statements.

Debt Consists Of The Following (Tables)	6 Months Ended
Jun. 30, 2013
Debt Consists Of The Following
Debt Consists Of The Following

Debt as of June 30, 2013 and December 31, 2012 consists of the following:

Description	June 30, 2013	December 31, 2012
Notes payable

In June 2012 the Company entered into a secured note agreement with Fairhills Capital Offshore Ltd., a Cayman Islands exempted company (“Fairhills”), in the principal amount of $50,000 at an annual interest rate of 2%. Principal and accrued and unpaid interest was due on December 24, 2012, which was verbally extended until December 24, 2013.  The Note is secured by 3,750,000 shares of Common Stock owned by Dan Ferris, our President and sole director.  On November 12, 2012, Fairhills transferred all rights and obligations under the Note to Deer Valley Management, LLC ("Deer Valley").  In March 2013, the Company paid $25,000 to Deer Valley to pay down the outstanding balance on its loan.  In May 2013, the remaining $25,000 balance due on this loan was rep aid by a shareholder.

	$-	$50,000

Convertible note payable

In June 2013, the Company borrowed $50,000 from KVM Capital Partners LLC, the repayment of which is to be made on the following terms: (a) the unpaid principal amount accrues interest at the rate of eight percent (8%) per annum, (b) the unpaid principal and all accrued but unpaid interest thereon will be due and payable on December 15, 2013, and (c) any portion of the unpaid principal and accrued but unpaid interest may be prepaid by the Company, without penalty. The proceeds of the loan will be used to make certain payments relating to the Company's mine tailings joint venture in Chihuahua, Mexico, and for general operating expenses.  The note is convertible into 4,761,905 shares of the Company’s common stock.  The Company recorded a discount related to the bifurcation of the derivative liability.  The conversion price shall mean 65% multiplied by the Market Price (as defined herein) (representing a discount rate of 35%).  "Market Price" means the average of the lowes three (3) Trading Price for the Common Stock during the tenth (10) trading day period ending the latest complete trading day prior to the conversion date.

	$50,000	$-
Less: Discount	(50,000)	-
Add: Amortization of discounts	9,000	-
Total convertible notes payable, net of discount	$9,000	$-

Summary of warrant activity for the year ended (Table)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Summary of warrant activity for the year ended
A Summary of warrant activity

A summary of warrant activity for the six months ended June 30, 2013 is presented below:

Weighted
		Weighted	average
		Average	remaining	Aggregate
		Exercise	contractual	Intrinsic
	Warrants	Price	life (years)	Value
Outstanding December 31, 2012	200,000	$1.20
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding June 30, 2013	200,000	$1.20	1.08	$59,467

Summary of warrant activity for the year ended
A summary of warrant activity for the year ended December 31, 2012 is presented below:			Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	intrinsic
	Warrants	price	life (years)	value
Outstanding December 31, 2011	200,000	$1.20	2.58	$59,467
Granted	-	-
Exercised	-	-
Forfeited or cancelled	-	-
Expired	-	-
Outstanding December 31, 2012	200,000	$1.20	1.58	$59,467

Income Tax (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax (Tables):
Effective Income Tax Rate Reconciliation

The Company is subject to United States income taxes at a rate of 34%. The reconciliation of the provision for income taxes at the United States statutory rate compared to the Company’s income tax expense as reported is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011
Income tax recovery at statutory rate	$331,000	$165,000
Valuation allowance change	(331,000)	(165,000)
Provision for income taxes	$–	$–

Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets as at December 31, 2012 and 2011 are as follows:

	December 31, 2012	December 31, 2011
Net operating losses carried forward	$553,360	$222,360
Valuation allowance	(553,360)	(222,360)
Net deferred income tax asset	$–	$–

Nature of Operations and Continuance of Business (Details) (USD $)	6 Months Ended
	Jun. 30, 2013	May 10, 2011
Nature of Operations and Continuance of Business {2}
costs associated with the collaborative arrangement, which are included in Exploration Costs.	$ 10,000
Increase in authorized shares of common stock to		150,000,000
Number of common stock existing shares held		1
Number of common stock split into		20

Nature of Operations and Continuance of Business Parentheticals (Details)	Jun. 10, 2011	May 31, 2011
Nature of Operations and Continuance of Business Parentheticals
Common stock held by the company in Metales HBG, S.A. de C.V. ("Metales"), a company organized under the laws of Mexico,	0.00%	99.00%
Common stock held by Homero Bustillos Gonzalez ("Gonzalez"), an individual resident of Mexico	0.00%	30.00%
Number of gold and solver mining concessions assigned to Metales by Gonzalez	8	0
Number of Hectares related to the "La Candelaria" property located in the town of Guachochi, state of Chihuahua, Mexico (the "Concessions")	800	0
The concessions in acres	1,976	0

Nature of Operations and Continuance of Business - Accumulated Losses (Details) (USD $)	Dec. 31, 2012	Jun. 30, 2012
Nature of Operations and Continuance of Business - Accumulated Losses
Accumulated losses since inception	$ 3,671,447	$ 4,542,053

Related Party Transactions (Details) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Related Party Transactions {1}
Amount Payable to related party forgiven by Mr. Bideaux, former CEO, Director		$ 17,574
Additional amount payable to Mr.Bideaux	$ 38,910	$ 38,910

Related Party Transactions Shares held by principal shareholders (Details) (USD $)	May 31, 2013	Jun. 30, 2012	Jan. 13, 2012
Related Party Transactions Shares held by principal shareholders
Common stock shares Redeemed held by Mr.Dan M Ferris, Sole Officer and Director of the company			7,500,000
Common stock redeemed total consideration			$ 1
Common stock shares held by Mr.Ferris after redemption			7,500,000
Percentage of Common stock owned		7.45%	8.33%
Common stock shares Redeemed held by Mr.John G Rhoden			22,500,000
Common stock redeemed total consideration,			1
Common stock shares held by Mr.John G Rhoden after redemption			22,500,000
Percentage of Common stock owned,		22.32%	25.00%
Shares of Common Stock held by Dan Ferris		7,504,954
Shares of Common Stock held by John G. Rhoden		22,500,000
Amount payable to Maurice Bideaux		38,910
Note payable,secured by shares of the Company owned by Mr. Ferris	3,750,000
Repayment of the note and related interest total remaining balance	$ 25,540

Debt Consists of the following (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012
Debt Consists of the following
Notes payable,		$ 50,000
Convertible note payable,	50,000
Discount	(50,000)
Amortization of discounts	9,000
Total convertible notes payable, net of discount	$ 9,000

Notes Payable (Details) (USD $)	Jun. 30, 2012
Notes Payable as follows:
Secured Note, principal amount (agreement with Fairhills Capital offshore Ltd)	$ 50,000
Secured Note, interest rate	2.00%
Common stock shares used to secure Note	3,750,000
Company paid $25,000 to Fairhills to pay down the outstanding balance on its loan.	25,000
Remaining balance due onloan was repaid by a shareholder.	$ 25,000

Notes payable Parentheticals (Details) (USD $)	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2012
Notes payable Parentheticals
Principal amount of notes payable			$ 50,000
Annual interest rate of notespayable			2.00%
Note is secured by shares of Common Stock owned by Dan Ferris			3,750,000
Amount paid for note payable		25,000
Principal amount of Convertible note payable	$ 50,000
Annual interest rate of Convertible note payable	8.00%

Property and equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Property and equipment consists of:
Property and equipment consists of a used truck with a cost	$ 11,100
Depreciated years	2
Property and equipment consists of drill with a cost	38,077
Depreciated years.	10
Total cost of the assets	49,177
Accumulated Depreciation	10,824
Depreciation expense during the years ended	$ 7,972	$ 2,852

Equity (Details) (USD $)	Jun. 30, 2013	Jun. 27, 2013	Dec. 31, 2012	Apr. 30, 2012
Equity Transactions:
Common Stock for an aggregate purchase price				$ 15,000,000
Total amount of six puts	360,000
Additional put exercised			15,000
Total of these six put shares issuances resulted shares	10,810,000
Issuances resulted shares for proceeds	375,000
KVM agreed to purchase		$ 5,000,000
Shares of common stock for resale		30,000,000

Summary of warrant activity presented below (Details) (USD $)	Warrants	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate Intrinsic value
Outstanding at Dec. 31, 2011	200,000	1.2	2.58	59,467
Granted	0	0	0	0
Exercised	0	0	0	0
Forfeited or cancelled	0	0	0	0
Expired	0	0	0	0
Outstanding at Dec. 31, 2012	200,000	1.2	1.58	59,467
Granted	0	0	0	0
Exercised	0	0	0	0
Forfeited or cancelled	0	0	0	0
Expired	0	0	0	0
Outstanding at Jun. 30, 2013	200,000	1.2	1.08	59,467

Commitments (Details) (USD $)	Dec. 31, 2012	May 31, 2012	Dec. 31, 2011	Oct. 31, 2011	Sep. 30, 2011	Sep. 16, 2011	Jun. 10, 2011	Jan. 11, 2011
Commitments Transactions:
Contract calls for the consultant to receive upon execution of the agreement				$ 15,000
Receive through the term of the agreement per month				5,000
one-time grant				150,000
Restricted shares par value common stock				$ 0.001
Percentage of company ownership in capital stock of Metales		70.00%
Percentage of capital stock issued to Gonzalez		30.00%
Concessions assigned, acres		1,976					1,976
development cost s for three years, for a total								450,000
the Company is obligated to issue shares of its Common Stock to Gonzalez								1,000,000
Issuedshares of its Common Stock to North American as repayment						125,000
Issuedshares of its Common Stock to North American as repayment value						125,000
Recognized as exploration expense during the year					125,000
Company Shares of Common Stock, Issued						300,000
Shares of its Common Stock, with a fair value						303,000
Recognized exploration expense during the year			303,000
Payments made to the work plan	$ 60,195		$ 123,106

Commitments Employment Agreement (Details) (USD $)	3 Months Ended	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2013	Dec. 31, 2012	Jul. 12, 2012
Commitments Employment Agreement:
Employment Agreement, initial term				3
Employment Agreement, automatic renewal period				1
Employment Agreement, base salary per year				$ 120,000
Employment Agreement, shares entitled to receive				3,000,000
Employment Agreement, number of shares issued in three equal increments				1,000,000
Employment Agreement, termination notice period in days				30
Employment Agreement, fair market value of stock				3,000,000
Employment Agreement, expense related to stock grant recognized			999,996
Recognized in expense related to the stock grant during the periods	$ 249,999	$ 499,998

Commitments and contingencies - Tailings Project (Details) (USD $)	Dec. 31, 2012	Jan. 26, 2012	Dec. 05, 2011
Commitments and contingencies -Tailings Project:
Ownership interest as per JV Agreement with Jaramillo % of issued and outstanding membership interests of Amiko Kay		99.00%
Amount of mine tailings as per JV Agreement with Jaramillo		$ 1,200,000
Mine tailings previous activity period		100
Payment made to joint venture		200,000	75,000
Work commitment, period		2
Work commitment, within the first year of the Joint Venture		250,000
Work commitment, within the second year of the Joint Venture		750,000
Additional Commitment to joint venture		250,000
Common shares issued		600,000
shares of Common Stock, which have been issued to Jaramillo.		100,000
shares of Common Stock within 6 months of signing the JV Agreement, which was issued in June 2012.		200,000
shares of Common Stock within 12 months of signing the JV Agreement (these shares will be issued in April 2013).		300,000
Joint Venture, net revenues distribution percentage to Amiko Kay		0.65
Joint Venture, net revenues distribution percentage to Jaramillo		35.00%
Amount funded for the benefit of operations under the JV Agreement	250,000
Approximate tons of the Tailings material has been sent to the processing plant in Parral, Mexico	6,000
The cost of the wash plant and jig circuit, to be approximately .	$ 80,000

Equity Line of Credit, (Details) (USD $)	Oct. 16, 2012	Sep. 21, 2012	Aug. 29, 2011
Line of Credit Facility
Amount of investment by agreed to by North Americal Gold Corp as per Investment Agreement			$ 15,000,000
Investment agreement, common stock par value		$ 0.001
Common stock Investment in increments as per agreement			100,000
Share Price is equal to fixed % of the volume weighted average closing price of the Common Stock			90.00%
Investment agreement, amount invested		$ 15,000,000
Number of consecutive trading days immediately prior to date of the applicable put notice		10	10
Number of Trading Days the closing for the sale of the Put Shares pursuant to a Put Notice shall take place after the date on which the Company sends such Put Notice		20	20
Discount percentage to be used in calculation purchase price per share to be paid		24.50%
Open Period for investment agreement		36
Reserved Common Stock shares for issuance to Fairhills under the Investment Agreement		30,000,000
The maximum investment amount per notice shall be no more than fixed percent % of the average daily volume of the Common Stock		200.00%
Resale Of Common Stock Subject To Investment Agreement	19,000,000

Derivative Liability (Details) (USD $)	Jun. 30, 2013	Dec. 31, 2012	Sep. 14, 2012	Dec. 31, 2011
Derivative Liability:
Common stock issued under purchase agreement to Fairhills			653,595
Common stock, par value.	$ 0.001	$ 0.001	$ 0.001	$ 0.001
Aggregate Purchase Price of the common stock			$ 50,000
Additional shares of registered Common Stock			50,000
Derivative Liability, Recorded Amount		20,980
Value of Additional shares		30,000
Derivative liability recorded as of the end of the quarter	$ 120,503

Warrants Activity (Details) (USD $)	Aug. 29, 2011	Jun. 30, 2011
Warrants Activity
Agreement to issue warrants to North American Gold Corp (North American). in a private placement	100,000	100,000
Price per unit	$ 1	$ 1
One Warrant to purchase a share of Common Stock at	$ 1.2	$ 1.2
Amount of cash proceeds	$ 100,000	$ 100,000
Fair market value of the Warrants on the date of issuance	$ 44,000	$ 15,467
Discount rate on warrants price	0.49%	1.90%
Expected life of warratns	3	3
Expected volatality	536.00%	386.00%
Expected dividends	0.00%	0.00%

Common Stock Issued (Details) (USD $)	Dec. 03, 2010	Dec. 24, 2008	Apr. 28, 2008	Jan. 19, 2008
Common Stock Issued
Number of common stock shares/ options/warrants issued	6,000,000	22,600,000	32,699,920	60,000,000
Common stock per share value	$ 0.0625	$ 0.0025	$ 0.00075	$ 0.00005
Proceeds from stock issuance	$ 300,000	$ 56,500	$ 24,525	$ 3,000
Fair market value of the warrants issued	$ 46,500	$ 0	$ 0	$ 0

Common Stock Issues (Details) (USD $)	Dec. 27, 2011	Oct. 31, 2011	Oct. 24, 2011	Sep. 14, 2011	Aug. 29, 2011	Aug. 17, 2011	Aug. 07, 2011	Jun. 30, 2011	Apr. 13, 2011	Jan. 06, 2011	Jan. 03, 2011
Common Stock Issues
Number of common stock shares/ options/warrants issues	273,972	150,000	204,081	238,095	100,000	300,000	125,000	100,000		3,000,000	3,000,000
Common stock share par value					$ 1.2			$ 1		$ 0.0625	$ 0.0625
Proceeds from stock issued	$ 200,000		$ 200,000	$ 200,000	$ 100,000			$ 100,000		$ 150,000	$ 150,000
Fair market value of the warrants issues		124,500			44,000	303,000	126,250	15,467		46,000
Redemption of common stock and warrants									$ 12,000,000

Common Stock Transactions (Details) (USD $)	Sep. 14, 2012	Jul. 11, 2012	Jun. 30, 2012	Mar. 21, 2012	Feb. 13, 2012	Jan. 30, 2012	Jan. 13, 2012
Common Stock Transactions
Number of common stock shares/ options/warrants issued in the period	653,595		200,000	625,000	625,000	100,000
Proceeds from Common stock issuance				$ 250,000	$ 300,000
Fair market value of the warrants	50,000		33,300			46,000
Redemption of common stock and warrants in the period							7,500,000
Redemption of stock and warrants							$ 22,500,000
Shares of common stock compensation for serving as President of the Company		1,000,000					0

Income Taxes Operating Losses (Details) (USD $)	Dec. 31, 2012
Income Taxes Operating Losses
Net operating loss carry forward	$ 1,627,000
Statutory Rate applicable to company	34.00%

Income Taxes - Provision for income tax calculations (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Income Taxes - Provision for income tax calculations
Income tax recovery at statutory rate	$ 331,000	$ 165,000
Valuation allowance change	(331,000)	(165,000)
Provision for income taxes,	$ 0	$ 0

Income Taxes - deferred income tax assets (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Income Taxes - deferred income tax assets
Net operating losses carried forward	$ 553,360	$ 222,360
Valuation allowance	(553,360)	(222,360)
Net deferred income tax asset		$ 0

Commitments and contingencies - Fairhills Investment Agreement (Details)	Oct. 16, 2012
Commitments and contingencies - Fairhills Investment Agreement (Details)
shares of Common Stock Company intends to initially register for resale	30,000,000
Company filed a Registration Statement on Form covering the resale of common stock	19,000,000

Commitments and contingencies - Ocampo Property (Details) (USD $)	Sep. 29, 2011
Commitments and contingencies - Ocampo Property
Duration of letter of intent	90
To acquire mining concessions covering approximately area	570
To acquire a fixed % interest in mining concessions	70.00%
Amount paid for signing Letter of Intent	$ 12,500

Subsequent events Transactions (Details) (USD $)	Dec. 31, 2012
Subsequent events - Common stock
Total value of puts	$ 270,000
Additional puts exercised value.	15,000
Total of these six put shares issuances resulted in shares to be issued in 2013	10,817,190
Amount paid to Fairhills capital offshore ltd.	25,000
Remaining balance of loan	$ 25,000